UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end:  December 31, 2007

Date of reporting period:  December 31, 2007

Item 1. Report to Stockholders.

Al Frank Fund
Al Frank Dividend Value Fund

ANNUAL REPORT
December 31, 2007

Al Frank Funds
32392 Coast Highway, Suite 260
Laguna Beach, CA 92651
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
alfrankfunds.com

Dear Shareholders,

We are pleased to announce that on January 2, 2008, the Al Frank Fund (VALUX) completed its first decade of operation. Happily, as our since-inception performance figures will attest, the past 10 years have been kind to our strategy of buying undervalued stocks and holding them in broadly diversified portfolios for their long-term appreciation potential, even as we are slightly underperforming our Wilshire 5000 benchmark over the past one and three years in both VALUX and in our Al Frank Dividend Value Fund (VALDX).

Al Frank Fund

COMPOUND ANNUAL TOTAL RETURNS AS OF 12.31.07
	VALUX	Wilshire 5000
1 year	4.05%	5.73%
3 years	8.36%	9.21%
5 years	21.27%	14.07%
Since 1.2.98 inception	14.65%	6.31%

The Fund’s operating expenses are 1.63% gross/1.50% net.  However, the advisor has contractually agreed to cap its expenses at 1.50% indefinitely, or until the Board of Trustees terminates such agreements.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for less than 60 days.  Performance data does not reflect redemption fee.  Had the fee been included, returns would be lower.

Al Frank Dividend Value Fund

COMPOUND ANNUAL TOTAL RETURNS AS OF 12.31.07
	VALDX	Wilshire 5000
1 year	2.13%	5.73%
3 years	8.25%	9.21%
Since 9.30.04 inception	11.02%	11.80%

The Fund’s operating expenses are 2.08% gross/1.99% net.  However, the advisor has contractually agreed to cap its expenses at 1.99% indefinitely, or until the Board of Trustees terminates such agreements.

Of course, the successful long-term journey has not always been without a few potholes, as we vividly recall that in both 1998 and 2002 VALUX suffered sharp declines that lasted for about six months and saw a peak to trough plunge of 40% in net asset value. Obviously, it was not easy to stay the course during those very difficult environments, but shareholders who stuck with us went on to enjoy market-beating returns in the years that followed.

We offer the friendly reminder that both of our Funds are designed for the long-term investor as we are buying and holding our undervalued stocks not for what they may do next week, next month or even next year, but for how we expect them to fare over the next three to five years and longer.

Alas, we are now enduring another rough patch as concerns about the health of the economy, the fallout of the housing bust and the credit crunch have again caused investors to bail out of U.S. equities in general and value-oriented stocks in particular. We concede that 2007 was a difficult year for many value-based investment strategies and we are disappointed that returns in both VALUX and VALDX lagged behind the performance of the widely-followed Dow Jones Industrials, Standard & Poor’s 500 and the Nasdaq Composite indices, However, it is important to note that these indices mask what happened last year in the value universe.

According to data from Russell Investments, keeper of the widely-followed Russell Indexes, growth significantly outperformed value in 2007. For example, under the broad market category, the Russell 3000 Growth index was up 11.4% versus a decline of 1.0% for the

Russell 3000 Value index. In the mid-cap arena, the Russell Midcap Growth index was up 11.4% versus a decline of 1.4% for the Russell Midcap Value index. Small-cap value did not fare any better, with the Russell 2000 Growth index up 7.0% versus the Russell 2000 Value index, which showed a whopping decline of 9.8%.

Our intent in presenting these data is not to make excuses for our sub-par returns in 2007, but to offer an explanation that may not be readily apparent from reading the financial press. We also wish to provide perspective as to why we generally focus on stocks that fall into the value side of the ledger and that is because of the longer-term performance comparisons. Across every market cap, value has historically outperformed growth when assessing 10-year annualized total returns. For example, the Russell 3000 Value index has shown an average rate of return of 7.7% over the past decade, compared to a 3.8% average return per annum for the Russell 3000 Growth index.

Given the dismal performance of the value-based benchmarks, we might actually view our results for 2007 (both Funds posted modest gains) in a positive light, though we can never be satisfied when our returns fall below our historical averages. Still, we remain convinced that our investment approach provides the best opportunities to deliver market-beating long-term returns. We are always working to improve our stock selection methodology, but we continue to dance with what brung us!

******

Long-time shareholders have come to appreciate that these semi-annual and annual report letters sound very similar, as our investment approach has changed very little since VALUX was launched in 1998 and since our investment newsletter, The Prudent Speculator, made its debut in 1977. History has shown that our brand of value investing has worked and we have never wavered in our adherence to our core investment tenets of selection, diversification and patience.

By not limiting ourselves to certain style boxes, we are free to go wherever we believe the best stock values currently may be hiding. After undertaking extensive analysis to unearth those bargains, we feel confident that their value should emerge in time. In our effort to minimize risk and maximize opportunity, we eschew conventional wisdom that 20 to 30 stocks constitute a diversified portfolio. We hold 200 or more stocks in our Funds to improve our chances of owning those rare few stocks that everyone wishes they’d noticed earlier. This disciplined approach makes it possible for us to put patience—perhaps the most elusive of investment qualities—to work.

As evidence of our style-agnostic philosophy, take a look at the Top 10 Holdings and Sector Weightings (as a percentage of net assets on December 31, 2007). Even though both of our Funds historically have been classified as Small- or Mid-Cap Value, in VALDX, Nokia and Hewlett-Packard sport market capitalizations of more than $100 billion, not exactly small- or mid-cap. In VALUX, our largest weighting is in Technology (Hardware), not a sector usually associated with value-oriented funds.

Al Frank Fund

		TOP TEN HOLDINGS AND SECTOR COMPOSITION
	Ticker	Name	% Net Assets	Sector	% Net Assets
1	RIG	Transocean, Inc.	2.2%	Hardware	19.8%
2	MRO	Marathon Oil Corporation	1.3%	Industrial Materials	16.0%
3	VLO	Valero Energy Corporation	1.2%	Energy	14.0%
4	CSX	CSX Corporation	1.1%	Business Services	12.1%
5	LMIA	LMI Aerospace, Inc.	1.1%	Health Care	9.0%
6	DIOD	Diodes Inc.	1.1%	Consumer Goods	6.8%
7	OXY	Occidental Petroleum Corporation	1.0%	Financial Services	5.9%
8	NVDA	NVIDIA Corporation	1.0%	Consumer Services	5.9%
9	AET	Aetna, Inc.	1.0%	Other/Short-Term Investments	5.3%
10	X	United States Steel Corporation	1.0%	Software	5.2%
Top ten holdings and sector compositions are subject to change. SOURCE: Al Frank. As of December 31, 2007

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Al Frank Dividend Value Fund

		TOP TEN HOLDINGS AND SECTOR COMPOSITION
	Ticker	Name	% Net Assets	Sector	% Net Assets
1	MRO	Marathon Oil Corporation	1.5%	Industrial Materials	19.4%
2	VLO	Valero Energy Corporation	1.4%	Hardware	12.2%
3	X	United States Steel Corporation	1.3%	Financial Services	11.9%
4	T	AT&T, Inc.	1.2%	Business Services	11.7%
5	NOK	Nokia Corporation ADR	1.2%	Energy	11.2%
6	HPQ	Hewlett-Packard Company	1.1%	Consumer Goods	10.1%
7	CMI	Cummins, Inc.	1.1%	Consumer Services	8.8%
8	CSX	CSX Corporation	1.0%	Health Care	6.6%
9	ADM	Archer-Daniels-Midland Co.	1.0%	Other/Short-Term Investments	6.1%
10	DVN	Devon Energy Corporation	1.0%	Telecommunications	2.0%
Top ten holdings and sector compositions are subject to change. SOURCE: Al Frank. As of December 31, 2007

Fund holdings are subject to change and are not recommendations to buy or sell any security.

In short, we seek bargains wherever they reside. If Blue-Chips seem cheap, we buy them. If technology stocks appear undervalued, we snap them up. We believe that limiting our investment universe by market-cap or value-versus-growth distinctions likely will serve only to limit our potential returns. Generally speaking, in the last couple of years, mid- and large-cap stocks had become more attractive on a relative basis these days, so new purchases in those areas moved the median market capitalizations of both of our Funds higher.

******

Given that both of our Funds are broadly diversified, one or two winning or losing stocks do not make or break performance and, as is generally the case, in 2007 favorable earnings comparisons powered the winning stocks, while disappointing results drove the losers lower. VALUX benefited in 2007 from strong gains in: aerospace stocks like LMI Aerospace, Sifco Industries and B/E Aerospace; agricultural stocks like Mosaic and Archer-Daniels-Midland; commodity stocks like U.S. Steel, Lyondell Chemical and Ryerson; energy stocks like Oceaneering International, TransOcean and Tesoro Corp; shipping stocks like Dry Ships and OMI Corp; technology stocks like Apple Computer, Cam Commerce Solutions and Nvidia; and other stocks, like auto maker DaimlerChrysler, railroad operator CSX Corp. and security systems provider Vicon Industries. VALDX was powered higher by some of the same VALUX stellar performers such as Archer-Daniels-Midland, Dry Ships, Lyondell Chemical, Ryerson and U.S. Steel, but also by BHP Billiton, Cummins Inc, Deere, Marathon Oil, Nash Finch, Nokia and Tsakos Energy.

Of course, not all of our picks were winners. In 2007, VALUX was held back by big losses in Advanced Micro Devices, Allied Defense Group, American Eagle Outfitters, Beazer Homes, Countrywide Financial, J.C. Penney, Pulte Homes, Standard Pacific and Washington Mutual. In VALDX, American Eagle Outfitters, Beazer Homes, Countrywide Financial, Indymac Bancorp, Lennar Corp, MBIA Inc., Merrill Lynch, New Century Financial, Orleans Homebuilders and Washington Mutual were the worst performers.

Remember, however, that our largest holding in either Fund is only slightly greater than 2% with the remainder below 1.5% of net assets. So, we don’t necessarily need to agonize over individual losers. Our historical experience has shown that our winners have generally won more than our losers lost. We believe our solid long-term returns support our investment approach and we will happily always take the bad with the good. Make no mistake—we are always working to improve our research, but the same fundamental analysis that gave us the top  performers also led us to the laggards.

******

Understanding that I pen these comments during the third week of February, the New Year is not off to a great start, with the major market averages down anywhere from 8% to 13% so far (as of this writing). Many investors already have thrown in the towel and left the ring. Shareholders should not be surprised, however, that with a three-to-five year investment time horizon, we would not be overly concerned about either the recent volatility or the disappointing near-term news on the economy, as we know that historically slowdowns and recessions always have been followed by recoveries and expansions. Of course, I can imagine that some of our newer shareholders are not that interested in hearing about our long-term optimism, but as we have said during previous downturns, we have survived the collapse of Long Term Capital Management, the Asian Contagion, presidential impeachment, the tech bubble, September 11, accounting scandals and Iraq II.

If we had to hazard a guess, we likely would fall into the camp that would forecast a mild recession in 2008, though we would argue that numerous stocks already have discounted such an event and perhaps an even more serious downturn.  Obviously, the strength (or lack thereof) of the economy and the continuing fallout from the housing slowdown and the credit crunch are worrisome, but we remain very optimistic about the long-term prospects for stocks in general and our undervalued holdings in particular.

Reasons for our optimism include inexpensive equity valuations, healthy (outside of the financial and housing sectors) corporate balance sheets, low interest rates, investor-friendly Federal Reserve actions, mountains of money parked on the sidelines, lack of significant insider selling, sub-par returns in 2007, negative investor sentiment, record numbers of stocks on the recommended list of The Prudent Speculator newsletter and historical precedents that show that periods of economic weakness on average have been followed by periods of equity outperformance.

Of course, we also can’t forget that for eight decades market data provided by Ratings agency and investment research firm Morningstar (formerly Ibbotson Associates) have shown that equities have enjoyed long-term annualized rates of return of 10% to 12%, dating back to 1926, with undervalued stocks doing even better.

******

We constantly strive to educate our shareholders and prospective shareholders about our approach and the merits of thinking long term. While many are already receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free Buckingham Report service.

Knowledge should engender confidence and confidence can help deter you from making rash investment decisions when the going gets tough. Those moments of uncertainty could cost you dearly, so our goal is to provide you with the information you need to confidently ignore the inevitable bumps in the road. The Buckingham Reports just might encourage you to stay the course or even add to your holdings.

And I have done just that in recent weeks. I purchased additional shares of both our Funds for my retirement account as I continue to invest my own money right beside yours!

Sincerely,
John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investing in securities of small and medium-capitalization companies involves greater price volatility than large-capitalization companies.

Investment performance reflects voluntary fee waivers. In the absence of such waivers, total returns would be reduced.

The S&P 500, Russell 2000, Russell 3000, Russell Growth, and Wilshire 5000 are unmanaged indices commonly used to measure performance of U.S. stocks. The S&P 500 invests primarily in large-cap stocks; the Wilshire 5000 invests primarily in small-, mid- and large-cap stocks;  the Russell 2000 Growth Index invests primarily in small-cap growth stocks; the Russell 2000 Value invests primarily in small-cap value stocks; the Russell 3000 Growth Index measures the performance of the broad growth segment of U.S. equity value universe;  the Russell 3000 Value  Index measures the performance of the broad value segment of U.S. equity value universe; the Russell Midcap Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe; the Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe; and the Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. You cannot invest directly in an index.

This material must be preceded or accompanied by a current prospectus. Read it carefully before investing.

The Al Frank Funds are distributed by Quasar Distributors LLC. (02/08)

Al Frank Funds

Al Frank Fund

Comparison of the change in value of a hypothetical $10,000 investment in Al Frank Fund – Investor Class vs. the Dow Jones Wilshire 5000 (Full Cap) Index, the Russell 2000 Index, the S&P 500 Index, and the S&P MidCap 400 Index

Al Frank Fund
$39,197

S&P MidCap 400
$29,013

Russell 2000
$19,850

Wilshire 5000
$18,439

S&P 500
$17,670

	Average Annual Total Return[1]
			Dow Jones	Russell	S&P	S&P 400
	Al Frank Fund –	Al Frank Fund –	Wilshire 5000	2000	500	MidCap
Investor Class	Advisor Class*	(Full Cap) Index	Index	Index	Index	Index
1 Year	4.05%	4.35%	5.73%	-1.57%	5.49%	7.98%
5 Year	21.27%	N/A	14.07%	16.25%	12.83%	16.20%
Since inception
(1/2/98)	14.65%	2.90%	6.31%	7.10%	5.86%	11.24%

Total Annual Fund Operating Expenses: Investor Class – 1.63%; Advisor Class – 1.46%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held less than 60 days.  If it did, returns would be reduced.

*	Commencement of operations on April 30, 2006.

[1]	Average Annual Total Return represents the average change in account value over the periods indicated.

The Dow Jones Wilshire 5000 (Full Cap) Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange.  As of 12/31/07, the index was comprised of 4,843 companies.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The S&P 400 MidCap Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

Al Frank Dividend Value Fund

Comparison of the change in value of a $10,000 investment in the Al Frank Dividend Value Fund – Investor Class vs the Dow Jones Wilshire 5000 (Full Cap) Index, the S&P 400 MidCap Index, and the S&P 500 Index

S&P MidCap 400
$15,036

Al Frank Dividend
Value Fund
$14,050

Wilshire 5000
$14,373

S&P 500
$13,998

	Average Annual Total Return[1]
	Al Frank Dividend	Al Frank Dividend	Dow Jones
	Value Fund –	Value Fund –	Wilshire 5000	S&P 400	S&P 500
	Investor Class	Advisor Class*	(Full Cap) Index	MidCap Index	Index
1 Year	2.13%	2.26%	5.73%	7.98%	5.49%
Since inception
(9/30/04)	11.02%	3.72%	11.80%	13.37%	10.90%

Total Annual Fund Operating Expenses: Investor Class – 2.08%; Advisor Class – 1.87%

Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data for the most recent month end is available at alfrankfunds.com.

Returns reflect the reinvestment of dividends and capital gains. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graphs above do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares.  Performance data shown does not reflect the 2.00% redemption fee imposed on shares held less than 60 days.  If it did, returns would be reduced.

*	Commencement of operations on April 30, 2006.

[1]	Average Annual Total Return represents the average change in account value over the periods indicated.

The Dow Jones Wilshire 5000 (Full Cap) Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange.  As of 12/31/07, the index was comprised of 4,843 companies.

The S&P 400 MidCap Index is a capitalization-weighted index which measures the performance of the mid-range sector of the U.S. stock market.

The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

Indices do not incur expenses and are not available for investment.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2007 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (7/1/07 – 12/31/07).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the advisory agreement for the Al Frank Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Fund(s) charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*
Actual	$1,000.00	$ 929.80	$7.25
Hypothetical (5% return before expenses)	$1,000.00	$1,017.69	$7.58
*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*
Actual	$1,000.00	$ 931.20	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.31
*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at December 31, 2007 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*
Actual	$1,000.00	$ 931.80	$ 9.64
Hypothetical (5% return before expenses)	$1,000.00	$1,015.22	$10.06
*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/1/07	12/31/07	7/1/07 – 12/31/07*
Actual	$1,000.00	$ 932.90	$8.43
Hypothetical (5% return before expenses)	$1,000.00	$1,016.48	$8.79
*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 184 (days in most recent fiscal half-year) divided by 365 days to reflect the one-half year expense.

Al Frank Funds

ALLOCATION OF PORTFOLIO ASSETS at December 31, 2007 (Unaudited)

Al Frank Fund
at December 31, 2007

Al Frank Dividend Value Fund
at December 31, 2007

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2007
Shares	COMMON STOCKS: 96.73%	Value
	Advanced Industrial Equipment: 0.73%
7,000	Eaton Corp.	$678,650
76,200	O.I. Corp.	910,590
65,000	Technology Research Corp.	219,700
		1,808,940
	Advanced Medical Devices: 0.55%
7,176	Advanced Medical Optics, Inc. (a) (c)	176,027
17,000	Palomar Medical Technologies, Inc. (a)	260,440
15,074	Utah Medical Products, Inc.	448,000
75,000	Vascular Solutions, Inc. (a)	487,500
		1,371,967
	Aerospace & Defense: 6.30%
24,100	AAR Corp. (a)	916,523
50,000	Allied Defense Group, Inc. (a) (c)	288,500
22,500	BE Aerospace, Inc. (a)	1,190,250
15,500	Boeing Co.	1,355,630
40,000	Ducommun, Inc. (a)	1,520,000
50,000	Kaman Corp. – Class A	1,840,500
105,000	LMI Aerospace, Inc. (a)	2,783,550
22,000	Lockheed Martin Corp.	2,315,720
143,750	Orbit International Corp. (a) (c)	1,242,000
15,000	Raytheon Co.	910,500
75,000	SIFCO Industries, Inc. (a)	1,262,250
		15,625,423
	Air Freight/Couriers: 0.12%
70,000	ABX Air, Inc. (a)	292,600
	Airlines: 1.52%
22,000	Air France – ADR	767,140
70,000	Airtran Holdings, Inc. (a) (c)	501,200
17,000	Alaska Air Group, Inc. (a)	425,170
95,000	Mesa Air Group, Inc. (a)	293,550
120,000	Midwest Air Group, Inc. (a)	1,776,000
		3,763,060
	Aluminum: 0.91%
33,000	Alcoa, Inc.	1,206,150
15,000	BHP Billiton Ltd. – ADR	1,050,600
		2,256,750
	Automobile Manufacturers: 1.02%
15,000	Daimler AG (b)	1,434,450
60,000	Ford Motor Co. (a)	403,800
16,000	General Motors Corp.	398,240
16,000	Tata Motors Ltd. – ADR	301,760
		2,538,250
	Automobile Parts & Equipment: 0.88%
35,000	ArvinMeritor, Inc.	410,550
23,000	Cooper Tire & Rubber Co.	381,340
30,000	Goodyear Tire & Rubber Co. (a)	846,600
20,000	Lear Corp. (a)	553,200
		2,191,690
	Banks: 1.84%
31,019	Bank of America Corp.	1,279,844
20,000	BankAtlantic Bancorp, Inc. – Class A	82,000

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Banks (continued)
7,500	Barclays PLC – ADR	$302,775
65,000	Capstead Mortgage Corp.	857,350
22,000	Citigroup, Inc.	647,680
20,000	Citizens Republic Bancorp, Inc.	290,200
13,200	JPMorgan Chase & Co.	576,180
21,000	Sovereign Bancorp, Inc.	239,400
7,357	Wachovia Corp.	279,787
		4,555,216
	Biotechnology: 0.10%
32,000	ViroPharma Incorporated (a) (c)	254,080
	Broadcasting: 0.00%
3,071	Citadel Broadcasting Corp. (c)	6,326
	Brokerages: 0.79%
7,500	Bear Stearns Companies, Inc.	661,875
20,000	Lehman Brothers Holdings, Inc.	1,308,800
		1,970,675
	Building Materials: 1.19%
17,000	Ameron International Corp.	1,566,550
16,000	Building Materials Holding Corp. (c)	88,480
100,000	Huttig Building Products, Inc. (a)	349,000
30,000	Ready Mix, Inc. (a)	195,600
440,000	Smith-Midland Corp. (a) (d)	756,800
		2,956,430
	Business Services: 2.08%
110,000	Edgewater Technology, Inc. (a)	803,000
151,100	HealthStream, Inc. (a) (c)	528,850
125,000	Onvia.com, Inc. (a) (c)	1,068,750
102,000	Optimal Group, Inc. – Class A (a) (b)	423,300
220,000	Traffix, Inc. (c)	1,346,400
45,000	Valueclick, Inc. (a)	985,500
		5,155,800
	Casinos & Casino Equipment: 0.27%
15,000	International Game Technology	658,950
	Chemicals, Commodity: 0.97%
15,000	Dow Chemical Co.	591,300
15,000	E.I. Du Pont de Nemours and Co.	661,350
60,000	Olin Corp.	1,159,800
		2,412,450
	Chemicals, Specialty: 1.22%
20,000	Mosaic Co. (a)	1,886,800
20,000	OM Group, Inc. (a)	1,150,800
		3,037,600
	Clothing/Fabrics: 0.95%
40,000	Delta Apparel, Inc.	286,000
120,000	Hartmarx Corp. (a)	409,200
10,000	Kellwood Co.	166,400
10,000	Oxford Industries, Inc.	257,700
80,000	Quiksilver, Inc. (a)	686,400

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Clothing/Fabrics (continued)
228,000	Unifi, Inc. (a)	$551,760
		2,357,460
	Commercial Services & Supplies: 0.12%
5,200	Manpower Inc.	295,880
	Communications Technology: 4.12%
350,000	APA Enterprises, Inc. (a)	353,500
150,000	AsiaInfo Holdings, Inc. (a)	1,650,000
89,568	Avici Systems, Inc. (c)	710,274
1,419	CommScope, Inc. (a)	69,829
65,000	Communications Systems, Inc.	772,850
30,000	Comverse Technology, Inc. (a)	517,500
150,000	deltathree, Inc. – Class A (a)	60,150
66,600	Digi International, Inc. (a)	945,054
30,000	Motorola, Inc.	481,200
120,000	Network Equipment Technologies, Inc. (a)	1,010,400
75,000	Novell, Inc. (a)	515,250
18,000	Polycom, Inc. (a)	500,040
125,000	Tellabs, Inc. (a)	817,500
355,000	TII Network Technologies, Inc. (a) (c)	688,700
80,000	TriQuint Semiconductor, Inc. (a)	530,400
25,000	United Online, Inc.	295,500
180,000	Wireless Telecom Group, Inc. (a)	304,200
		10,222,347
	Computers/Hardware: 2.37%
10,000	Apple Inc. (a)	1,980,800
50,995	AU Optronics Corp. – ADR (c)	979,104
40,000	GTSI Corp. (a)	395,600
20,000	Hewlett Packard Co.	1,009,600
8,000	International Business Machines Corp.	864,800
20,000	SanDisk Corp. (a)	663,400
		5,893,304
	Containers & Packaging: 0.37%
80,000	American Biltrite, Inc. (a)	400,000
103,043	Rock of Ages Corp. (a)	515,215
		915,215
	Cosmetics/Personal Care: 0.07%
10,000	Helen of Troy Ltd. (a) (b)	171,400
	Data Storage/Disk Drives: 1.35%
80,000	Dot Hill Systems Corp. (a)	194,400
35,000	Seagate Technology (b)	892,500
75,000	Western Digital Corp. (a)	2,265,750
		3,352,650
	Electrical Components & Equipment: 0.78%
50,000	AVX Corp.	671,000
55,000	Frequency Electronics, Inc.	527,450
65,000	Vishay Intertechnology, Inc. (a)	741,650
		1,940,100
	Electronic Manufacturing Services: 0.45%
65,000	Flextronics International Ltd. (a) (b)	783,900

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Electronic Manufacturing Services (continued)
30,000	Nam Tai Electronics, Inc. (b)	$338,100
		1,122,000
	Fiber Optic Components: 0.73%
370,000	Alliance Fiber Optic Products, Inc. (a)	740,000
45,000	Corning, Inc.	1,079,550
		1,819,550
	Financial Services, Diversified: 0.38%
25,000	Advanta Corp. – Class B	201,750
40,000	H & R Block, Inc.	742,800
		944,550
	Fixed Line Communications: 0.35%
20,000	Verizon Communications, Inc.	873,800
	Food Manufacturers: 1.21%
45,000	Archer-Daniels-Midland Co.	2,089,350
6,920	Kraft Foods, Inc. – Class A	225,800
43,000	Sara Lee Corp.	690,580
		3,005,730
	Footwear: 0.31%
21,000	Steven Madden, Ltd. (a)	420,000
20,000	Timberland Co. – Class A (a)	361,600
		781,600
	Healthcare Providers: 3.35%
42,000	Aetna, Inc.	2,424,660
95,000	American Shared Hospital Services	199,500
26,667	Humana, Inc. (a)	2,008,292
60,000	Res-Care, Inc. (a)	1,509,600
61,000	United American Healthcare Corp. (a) (c)	156,160
34,667	UnitedHealth Group, Inc.	2,017,619
		8,315,831
	Heavy Construction: 0.13%
7,500	Perini Corp. (a)	310,650
	Home Construction: 2.00%
20,000	Cavco Industries, Inc. (a)	676,800
15,000	Centex Corp.	378,900
43,000	D.R. Horton, Inc.	566,310
45,000	Hovnanian Enterprises, Inc. (a) (c)	322,650
23,000	KB Home (c)	496,800
12,000	M.D.C. Holdings, Inc.	445,560
14,000	M/I Homes, Inc.	147,000
11,000	Meritage Homes Corp. (a) (c)	160,270
35,000	Orleans Homebuilders, Inc. (c)	124,950
40,000	Pulte Homes, Inc.	421,600
20,000	Ryland Group, Inc.	551,000
28,000	Toll Brothers, Inc. (a)	561,680
30,000	WCI Communities, Inc. (a) (c)	113,400
		4,966,920
	Home Furnishings: 0.37%
32,700	Chromcraft Revington, Inc. (a)	160,230
33,896	Dixie Group, Inc. (a)	279,981

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Home Furnishings (continued)
6,000	Whirlpool Corp.	$489,780
		929,991
	Homeland Security: 0.68%
6,000	American Science and Engineering, Inc. (c)	340,500
26,650	Cogent Inc. (a) (c)	297,148
40,000	OSI Systems, Inc. (a)	1,058,800
		1,696,448
	House, Durables: 0.11%
76,100	Global-Tech Appliances, Inc. (a) (b)	270,155
	Industrial Services & Distributors: 1.08%
30,000	Avnet, Inc. (a)	1,049,100
75,000	Nu Horizons Electronics Corp. (a)	521,250
37,133	Spectrum Control, Inc. (a)	571,848
60,000	Trio-Tech International (a)	549,000
		2,691,198
	Industrial, Diversified: 0.50%
10,000	General Electric Company	370,700
35,000	McRae Industries, Inc. – Class A	597,100
44,900	P & F Industries, Inc. – Class A (a)	266,257
		1,234,057
	Insurance, Full Line: 0.35%
10,000	Hartford Financial Services Group, Inc.	871,900
	Insurance, Life: 0.64%
2,500	National Western Life Insurance Co. – Class A	518,425
45,000	UnumProvident Corp.	1,070,550
		1,588,975
	Insurance, Property & Casualty: 1.32%
20,000	Allstate Corp.	1,044,600
15,000	Endurance Specialty Holdings Ltd. (b)	625,950
10,500	MGIC Investment Corp.	235,515
20,000	Travelers Companies, Inc.	1,076,000
6,000	XL Capital Ltd. – Class A (b)	301,860
		3,283,925
	Investment Companies: 0.06%
102,480	BFC Financial Corp. – Class A (a)	154,745
	Medical Supplies: 1.68%
25,000	Baxter International, Inc.	1,451,250
30,000	Boston Scientific Corp. (a)	348,900
36,000	McKesson Corp.	2,358,360
		4,158,510
	Oil, Equipment & Services: 2.20%
20,000	Bristow Group, Inc. (a) (c)	1,133,000
45,000	Key Energy Services, Inc. (a)	647,550
30,000	Oceaneering International, Inc. (a)	2,020,500
30,000	Tidewater, Inc.	1,645,800
		5,446,850
	Oil, Exploration & Production/Drilling: 4.17%
20,000	Chesapeake Energy Corp.	784,000
100,000	Grey Wolf, Inc. (a)	533,000

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Oil, Exploration & Production/Drilling (continued)
36,000	Nabors Industries Ltd. (a) (b)	$986,040
13,000	Noble Energy, Inc.	1,033,760
19,000	Patterson-UTI Energy, Inc.	370,880
49,500	Petrohawk Energy Corp. (a)	856,845
10,000	Rowan Companies, Inc.	394,600
37,637	Transocean Inc. (a) (b)	5,387,736
		10,346,861
	Oil, Integrated Majors: 4.44%
35,000	Anadarko Petroleum Corp.	2,299,150
11,000	Chevron Corp.	1,026,630
10,000	ConocoPhillips	883,000
10,000	Exxon Mobil Corp.	936,900
54,000	Marathon Oil Corp.	3,286,440
33,600	Occidental Petroleum Corp.	2,586,864
		11,018,984
	Oil, Refiners: 2.47%
26,150	Holly Corp.	1,330,773
37,500	Tesoro Petroleum Corp.	1,788,750
43,000	Valero Energy Corp.	3,011,290
		6,130,813
	Oil, Secondary: 0.76%
10,000	Apache Corp.	1,075,400
9,000	Devon Energy Corp.	800,190
		1,875,590
	Oil, Transportation/Shipping: 3.05%
20,000	Dryships, Inc. (b)	1,548,000
16,000	Frontline Ltd. (b)	768,000
15,000	General Maritime Corp. (b) (c)	366,750
20,000	Nordic American Tanker Shipping Ltd. (b) (c)	656,400
15,000	Overseas Shipholding Group, Inc.	1,116,450
1,714	Ship Finance International Ltd. (b) (c)	47,495
23,000	Teekay Shipping Corp. (b)	1,223,830
50,000	Tsakos Energy Navigation Ltd. (b)	1,851,500
		7,578,425
	Paper Products: 0.22%
17,000	International Paper Co.	550,460
	Pharmaceuticals: 3.27%
17,500	Abbott Laboratories	982,625
30,000	Bristol-Myers Squibb Co.	795,600
11,000	Eli Lilly & Co.	587,290
12,000	Forest Laboratories, Inc. (a)	437,400
6,000	GlaxoSmithKline plc – ADR	302,340
18,500	Johnson & Johnson	1,233,950
50,000	King Pharmaceuticals, Inc. (a)	512,000
20,000	Merck & Co., Inc.	1,162,200
30,000	Mylan Laboratories, Inc. (c)	421,800
35,000	Pfizer, Inc.	795,550
20,000	Wyeth	883,800
		8,114,555
	Pollution Control/Waste Management: 0.21%
22,000	American Ecology Corp.	516,560

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Precious Metals: 0.70%
10,720	Freeport-McMoRan Copper & Gold, Inc.	$1,098,157
65,000	Stillwater Mining Co. (a)	627,900
		1,726,057
	Railroads: 2.66%
64,000	CSX Corp.	2,814,720
40,000	Norfolk Southern Corp.	2,017,600
14,000	Union Pacific Corp.	1,758,680
		6,591,000
	Real Estate Investment: 0.19%
60,000	HRPT Properties Trust	463,800
	Recreational Products: 1.11%
15,000	Brunswick Corp.	255,750
30,000	Callaway Golf Co.	522,900
25,000	Eastman Kodak Co. (c)	546,750
30,000	Nautilus, Inc. (c)	145,500
40,000	Walt Disney Co.	1,291,200
		2,762,100
	Restaurants: 0.20%
25,000	Landry’s Restaurants, Inc.	492,500
	Retailers, Apparel: 1.37%
16,667	Abercrombie & Fitch Co. – Class A	1,332,860
75,000	American Eagle Outfitters, Inc.	1,557,750
20,000	AnnTaylor Stores Corp. (a)	511,200
		3,401,810
	Retailers, Broadline: 0.78%
24,000	J.C. Penney Company, Inc.	1,055,760
10,000	Nordstrom, Inc.	367,300
10,000	Target Corp.	500,000
		1,923,060
	Retailers, Specialty: 0.86%
25,756	AutoNation, Inc. (a)	403,339
16,500	Bed Bath & Beyond, Inc. (a)	484,935
29,000	Home Depot, Inc.	781,260
20,000	Jo-Ann Stores, Inc. – Class B (a)	261,600
10,000	OfficeMax, Inc.	206,600
		2,137,734
	Savings & Loans: 0.62%
7,000	Downey Financial Corp. (c)	217,770
16,000	FirstFed Financial Corp. (a) (c)	573,120
29,524	PVF Capital Corp.	329,193
30,000	Washington Mutual, Inc.	408,300
		1,528,383
	Semiconductor, Capital Equipment: 3.04%
130,000	Aetrium, Inc. (a)	780,000
40,000	Brooks Automation, Inc. (a)	528,400
45,000	Cohu, Inc.	688,500
70,000	Electroglas, Inc. (a) (c)	117,600
50,000	Kulicke and Soffa Industries, Inc. (a) (c)	343,000
35,000	Lam Research Corp. (a)	1,513,050
60,000	Mattson Technology, Inc. (a)	513,600

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Semiconductor, Capital Equipment (continued)
25,000	Novellus Systems, Inc. (a)	$689,250
35,976	Ultratech, Inc. (a)	407,968
41,750	Varian Semiconductor Equipment Associates, Inc. (a)	1,544,750
25,000	Veeco Instruments, Inc. (a)	417,500
		7,543,618
	Semiconductor, Graphic Chips: 1.03%
75,000	NVIDIA Corp. (a)	2,551,500
	Semiconductor, Microprocessors: 4.33%
75,000	Ceva, Inc. (a)	912,750
30,000	Cypress Semiconductor Corp. (a)	1,080,900
140,000	Dataram Corp.	463,400
88,500	Diodes, Inc. (a) (c)	2,661,195
45,000	Exar Corp. (a)	358,650
95,000	Integrated Silicon Solutions, Inc. (a)	628,900
35,000	Intel Corp.	933,100
20,000	International Rectifier Corp. (a)	679,400
40,000	National Semiconductor Corp.	905,600
125,000	Silicon Storage Technology, Inc. (a)	373,750
115,000	Syntax-Brillian Corp. (a) (c)	354,200
56,932	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	567,043
25,000	Texas Instruments, Inc.	835,000
		10,753,888
	Semiconductor, Programmable Logic Devices: 1.00%
37,500	Applied Micro Circuits Corp. (a)	327,750
75,000	Integrated Device Technology, Inc. (a)	848,250
70,000	Pericom Semiconductor Corp. (a)	1,309,000
		2,485,000
	Software: 4.94%
140,000	ActivIdentity Corp. (a)	543,200
170,500	American Software, Inc. – Class A	1,449,250
47,900	CAM Commerce Solutions, Inc.	2,002,699
99,500	Captaris, Inc. (a)	429,840
145,000	Compuware Corp. (a)	1,287,600
25,000	Electronics for Imaging, Inc. (a)	562,000
85,000	iPass, Inc. (a) (c)	345,100
100,000	Keynote Systems, Inc. (a)	1,405,000
30,000	Microsoft Corp.	1,068,000
90,000	NetManage, Inc. (a)	543,600
150,000	Peerless Systems Corp. (a)	388,500
70,000	RealNetworks, Inc. (a)	426,300
55,000	SonicWALL, Inc. (a)	589,600
50,000	Symantec Corp. (a)	807,000
45,000	Wayside Technology Group, Inc.	404,550
		12,252,239
	Steel: 0.97%
20,000	United States Steel Corp.	2,418,200
	Tobacco: 1.56%
90,000	Alliance One International, Inc. (a)	366,300
10,000	Altria Group, Inc.	755,800
27,000	Reynolds American, Inc.	1,780,920

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Tobacco (continued)
17,500	UST, Inc.	$959,000
		3,862,020
	Toys: 1.76%
25,000	Hasbro, Inc.	639,500
20,000	JAKKS Pacific, Inc. (a)	472,200
60,000	Mattel, Inc.	1,142,400
75,000	THQ, Inc. (a)	2,114,250
		4,368,350
	Transportation Equipment: 0.70%
18,000	Navistar International Corp. (a)	975,600
27,000	Trinity Industries, Inc.	749,520
		1,725,120
	Trucking: 0.33%
15,000	Arkansas Best Corp.	329,100
28,000	YRC Worldwide, Inc. (a) (c)	478,520
		807,620
	Wireless Communications: 1.47%
84,000	Brightpoint, Inc. (a)	1,290,240
150,000	Kratos Defense & Security Solutions, Inc. (a)	352,500
40,000	Nokia Corp. – ADR	1,535,600
34,856	Sprint Nextel Corp.	457,659
		3,635,999
	Total Common Stocks (Cost $157,888,630)	240,034,194
	SHORT-TERM INVESTMENTS: 3.32%
	Money Market Funds: 3.32%
8,230,779	AIM STIT-STIC Prime Portfolio (Cost $8,230,779)	8,230,779
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 5.10%
12,655,189	AIM STIT-STIC Prime Portfolio (Cost $12,655,189)	12,655,189
	Total Investments in Securities (Cost $178,774,598): 105.15%	260,920,162
	Liabilities in Excess of Other Assets: (5.15)%	(12,778,310)
	Net Assets: 100.00%	$248,141,852

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of this security is on loan. Total loaned securities had a market value of $12,371,410 at December 31, 2007. See Note 8 in the Notes to Financial Statements.
(d)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2007
Shares	COMMON STOCKS: 96.99%	Value
	Advanced Industrial Equipment: 0.93%
1,800	Eaton Corp.	$174,510
7,334	Insteel Industries, Inc.	86,028
		260,538
	Advanced Medical Devices: 0.40%
2,200	Medtronic, Inc.	110,594
	Aerospace & Defense: 2.20%
2,300	Boeing Co.	201,158
5,500	Kaman Corp. – Class A	202,455
2,000	Lockheed Martin Corp.	210,520
		614,133
	Air Freight/Couriers: 0.35%
1,400	United Parcel Service, Inc. – Class B	99,008
	Airlines: 0.63%
6,500	SkyWest, Inc.	174,525
	Aluminum: 1.32%
4,500	Alcoa, Inc.	164,475
2,900	BHP Billiton Ltd. – ADR	203,116
		367,591
	Automobile Manufacturers: 1.36%
4,500	General Motors Corp.	112,005
6,300	Tata Motors Ltd. – ADR	118,818
1,400	Toyota Motor Corp. – ADR	148,638
		379,461
	Automobile Parts & Equipment: 1.00%
9,000	ArvinMeritor, Inc.	105,570
5,500	Cooper Tire & Rubber Co.	91,190
4,500	Superior Industries International, Inc	81,765
		278,525
	Banks: 3.56%
5,504	Bank of America Corp.	227,095
15,000	Capstead Mortgage Corp.	197,850
3,200	Citigroup, Inc.	94,208
6,400	Citizens Republic Bancorp, Inc.	92,864
3,000	Fifth Third Bancorp	75,390
3,700	JPMorgan Chase & Co.	161,505
4,000	National City Corp.	65,840
2,100	Wachovia Corp.	79,863
		994,615
	Broadcasting: 0.00%
383	Citadel Broadcasting Corp.	789
	Brokerages: 2.40%
1,150	Goldman Sachs Group, Inc.	247,308
2,800	Lehman Brothers Holdings, Inc.	183,232
2,500	Merrill Lynch & Co., Inc.	134,200
2,000	Morgan Stanley	106,220
		670,960
	Building Materials: 1.27%
2,500	Ameron International Corp.	230,375

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Building Materials (continued)
3,000	Building Materials Holding Corp.	$16,590
3,000	Eagle Materials, Inc.	106,440
		353,405
	Business Services: 1.45%
1,988	Fidelity National Information Services, Inc.	82,681
13,000	IKON Office Solutions, Inc.	169,260
25,000	Traffix, Inc.	153,000
		404,941
	Casinos & Casino Equipment: 1.30%
1,625	Harrah’s Entertainment, Inc.	144,219
5,000	International Game Technology	219,650
		363,869
	Chemicals, Commodity: 1.22%
2,700	Dow Chemical Co.	106,434
2,700	E.I. Du Pont de Nemours and Co.	119,043
6,000	Olin Corp.	115,980
		341,457
	Clothing/Fabrics: 0.49%
4,000	Kellwood Co.	66,560
4,000	Kenneth Cole Productions, Inc.	69,960
		136,520
	Communications Technology: 2.11%
7,000	ADTRAN, Inc.	149,660
6,900	Applied Signal Technology, Inc.	93,702
8,000	Motorola, Inc.	128,320
3,300	QUALCOMM, Inc.	129,855
7,500	United Online, Inc.	88,650
		590,187
	Computers/Hardware: 2.36%
11,221	AU Optronics Corp. – ADR	215,443
6,000	Hewlett Packard Co.	302,880
1,300	International Business Machines Corp.	140,530
		658,853
	Consumer Services: 0.35%
6,000	Time Warner, Inc.	99,060
	Data Storage/Disk Drives: 0.57%
6,200	Seagate Technology (b)	158,100
	Distillers & Brewers: 0.45%
2,400	Anheuser-Busch Companies, Inc.	125,616
	Electric & Gas: 0.36%
5,000	Duke Energy Corp.	100,850
	Electrical Components & Equipment: 0.91%
9,700	AVX Corp.	130,174
13,000	Frequency Electronics, Inc.	124,670
		254,844
	Electronic Manufacturing Services: 0.47%
4,400	Jabil Circuit, Inc.	67,188

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Electronic Manufacturing Services (continued)
5,700	Nam Tai Electronics, Inc. (b)	$64,239
		131,427
	Financial Services, Diversified: 1.04%
13,000	Advanta Corp. – Class B	104,910
2,300	Fannie Mae	91,954
5,000	H & R Block, Inc.	92,850
		289,714
	Fixed Line Communications: 1.71%
8,000	AT&T, Inc.	332,480
3,300	Verizon Communications, Inc.	144,177
		476,657
	Food Manufacturers: 1.48%
6,000	Archer-Daniels-Midland Co.	278,580
1,159	Kraft Foods, Inc. – Class A	37,818
6,000	Sara Lee Corp.	96,360
		412,758
	Footwear: 0.55%
2,400	Nike, Inc. – Class B	154,176
	Heavy Machinery: 2.49%
2,600	Caterpillar, Inc.	188,656
2,000	Deere & Co.	186,240
2,675	Ingersoll-Rand Company Ltd. – Class A (b)	124,307
3,000	Joy Global, Inc.	197,460
		696,663
	Home Construction: 1.18%
4,400	D.R. Horton, Inc.	57,948
1,900	KB Home	41,040
2,700	Lennar Corp. – Class A	48,303
1,950	M.D.C. Holdings, Inc.	72,403
7,000	Orleans Homebuilders, Inc.	24,990
3,000	Pulte Homes, Inc.	31,620
1,900	Ryland Group, Inc.	52,345
		328,649
	Home Furnishings: 0.60%
3,200	National Presto Industries, Inc.	168,512
	Homeland Security: 0.39%
1,925	American Science and Engineering, Inc.	109,244
	House, Durable: 0.90%
1,585	Fortune Brands, Inc.	114,691
5,300	Newell Rubbermaid, Inc.	137,164
		251,855
	House, Non-Durable: 1.03%
2,200	Colgate-Palmolive Co.	171,512
1,585	Procter & Gamble Co.	116,371
		287,883
	Industrial, Diversified: 0.85%
1,500	3M Co.	126,480

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Industrial, Diversified (continued)
3,000	General Electric Company	$111,210
		237,690
	Insurance, Full Line: 1.15%
3,000	Chubb Corp.	163,740
1,800	Hartford Financial Services Group, Inc.	156,942
		320,682
	Insurance, Life: 0.55%
6,500	UnumProvident Corp.	154,635
	Insurance, Property & Casualty: 3.18%
2,400	Allstate Corp.	125,352
5,850	American Financial Group, Inc.	168,948
3,300	Endurance Specialty Holdings Ltd. (b)	137,709
4,523	Fidelity National Title Group, Inc. – Class A	66,081
2,000	MGIC Investment Corp.	44,860
3,300	Travelers Companies, Inc.	177,540
5,625	W.R. Berkley Corp.	167,681
		888,171
	Medical Supplies: 1.67%
3,500	Baxter International, Inc.	203,175
4,000	McKesson Corp.	262,040
		465,215
	Oil, Equipment & Services: 0.99%
2,950	Halliburton Co.	111,835
3,000	Tidewater, Inc.	164,580
		276,415
	Oil, Exploration & Production/Drilling: 1.78%
3,500	Chesapeake Energy Corp.	137,200
3,000	Noble Energy, Inc.	238,560
3,050	Rowan Companies, Inc.	120,353
		496,113
	Oil, Integrated Majors: 4.74%
3,400	Anadarko Petroleum Corp.	223,346
2,200	Chevron Corp.	205,326
2,800	ConocoPhillips	247,240
2,400	Exxon Mobil Corp.	224,856
6,944	Marathon Oil Corp.	422,612
		1,323,380
	Oil, Refiners: 1.35%
5,400	Valero Energy Corp.	378,162
	Oil, Secondary: 2.68%
2,400	Apache Corp.	258,096
2,000	Ashland, Inc.	94,860
3,100	Devon Energy Corp.	275,621
1,200	Hess Corp.	121,032
		749,609
	Oil, Transportation/Shipping: 4.46%
2,600	Dryships, Inc. (b)	201,240
2,500	Frontline Ltd. (b)	120,000
3,300	General Maritime Corp. (b)	80,685
3,200	Nordic American Tanker Shipping Ltd. (b)	105,024

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Oil, Transportation/Shipping (continued)
2,000	Overseas Shipholding Group, Inc.	$148,860
5,642	Ship Finance International Ltd. (b)	156,340
3,250	Teekay Shipping Corp. (b)	172,932
7,000	Tsakos Energy Navigation Ltd. (b)	259,210
		1,244,291
	Paper Products: 0.41%
3,500	International Paper Co.	113,330
	Pharmaceuticals: 4.54%
2,800	Abbott Laboratories	157,220
5,050	Bristol-Myers Squibb Co.	133,926
2,500	Eli Lilly & Co.	133,475
2,300	GlaxoSmithKline plc – ADR	115,897
1,900	Johnson & Johnson	126,730
3,900	Merck & Co., Inc.	226,629
2,500	Novartis AG – ADR	135,775
5,000	Pfizer, Inc.	113,650
2,800	Wyeth	123,732
		1,267,034
	Pollution Control/Waste Management: 1.00%
8,000	American Ecology Corp.	187,840
2,800	Waste Management, Inc.	91,476
		279,316
	Precious Metals: 1.11%
1,800	Freeport-McMoRan Copper & Gold, Inc.	184,392
3,700	Goldcorp, Inc. (b)	125,541
		309,933
	Railroads: 3.20%
2,500	Burlington Northern Santa Fe Corp.	208,075
6,400	CSX Corp.	281,472
3,500	Norfolk Southern Corp.	176,540
1,800	Union Pacific Corp.	226,116
		892,203
	Recreational Products: 2.01%
3,300	Brunswick Corp.	56,265
9,000	Callaway Golf Co.	156,870
4,000	Eastman Kodak Co.	87,480
2,100	Harley-Davidson, Inc.	98,091
5,000	Walt Disney Co.	161,400
		560,106
	Restaurants: 0.78%
3,700	McDonald’s Corp.	217,967
	Retailers, Apparel: 1.84%
2,000	Abercrombie & Fitch Co. – Class A	159,940
9,000	American Eagle Outfitters, Inc.	186,930
5,500	Gap Inc.	117,040
4,300	Talbots, Inc.	50,826
		514,736
	Retailers, Broadline: 1.89%
4,100	Family Dollar Stores, Inc.	78,843
2,600	J.C. Penney Company, Inc.	114,374

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Retailers, Broadline (continued)
4,000	Nordstrom, Inc.	$146,920
1,700	Target Corp.	85,000
2,170	Wal-Mart Stores, Inc.	103,140
		528,277
	Retailers, Specialty: 1.50%
3,750	Best Buy Co., Inc.	197,437
3,500	Home Depot, Inc.	94,290
1,950	OfficeMax, Inc.	40,287
3,400	Williams-Sonoma, Inc.	88,060
		420,074
	Savings & Loans: 0.40%
1,600	Downey Financial Corp.	49,776
3,400	IndyMac Bancorp, Inc.	20,230
3,000	Washington Mutual, Inc.	40,830
		110,836
	Semiconductor, Capital Equipment: 1.83%
8,500	Applied Materials, Inc.	150,960
5,000	Cognex Corp.	100,750
7,500	Cohu, Inc.	114,750
3,000	KLA-Tencor Corp.	144,480
		510,940
	Semiconductor, Microprocessors: 2.73%
3,200	Analog Devices, Inc.	101,440
21,000	Dataram Corp.	69,510
5,600	Intel Corp.	149,296
7,100	National Semiconductor Corp.	160,744
10,868	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	108,245
5,200	Texas Instruments, Inc.	173,680
		762,915
	Semiconductor, Programmable Logic Devices: 0.65%
3,000	Maxim Integrated Products, Inc.	79,440
4,700	Xilinx, Inc.	102,789
		182,229
	Soft Drinks: 0.66%
3,000	Coca-Cola Co.	184,110
	Software: 1.63%
23,000	American Software, Inc. – Class A	195,500
5,000	Microsoft Corp.	178,000
9,000	Wayside Technology Group, Inc.	80,910
		454,410
	Steel: 2.74%
4,000	Nucor Corp.	236,880
5,000	Timken Co.	164,250
3,000	United States Steel Corp.	362,730
		763,860
	Tobacco: 1.04%
1,675	Altria Group, Inc.	126,596
3,000	UST, Inc.	164,400
		290,996
	Toys: 0.55%
8,000	Mattel, Inc.	152,320

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at December 31, 2007, Continued
Shares		Value
	Transportation Equipment: 2.27%
2,300	Cummins, Inc.	$292,951
2,800	Ryder System, Inc.	131,628
7,500	Trinity Industries, Inc.	208,200
		632,779
	Trucking: 0.83%
3,500	Arkansas Best Corp.	76,790
5,600	J.B. Hunt Transport Services, Inc.	154,280
		231,070
	Wireless Communications: 1.15%
8,400	Nokia Corp. – ADR	322,476
	Total Common Stocks (Cost $21,509,458)	27,082,259
	SHORT-TERM INVESTMENTS: 3.20%
	Money Market Funds: 3.20%
892,686	AIM STIT-STIC Prime Portfolio (Cost $892,686)	892,686
	Total Investments in Securities (Cost $22,402,144): 100.19%	27,974,945
	Liabilities in Excess of Other Assets: (0.19)%	(51,703)
	Net Assets: 100.00%	$27,923,242

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at December 31, 2007

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $178,320,150 and $22,402,144, respectively)[1]	$260,163,362	$27,974,945
Affiliates (cost $454,448 and $0, respectively)	756,800	—
Total investments in securities, at value
(cost $178,774,598 and $22,402,144, respectively)	260,920,162	27,974,945
Receivables:
Securities sold	902,599	81,383
Fund shares sold	235,979	1,703
Dividends and interest	218,459	36,763
Securities lending	39,556	—
Prepaid expenses	23,939	10,359
Total assets	262,340,694	28,105,153
LIABILITIES
Payables:
Collateral on securities loaned	12,655,189	—
Securities purchased	683,529	106,347
Fund shares redeemed	452,887	3,521
Due to advisor	197,102	18,785
Transfer agent fees and expenses	70,085	11,569
Distribution fees	51,669	5,934
Audit fees	25,700	18,800
Administration fees	21,341	5,627
Fund accounting fees	13,323	8,088
Custody fees	3,867	622
Chief Compliance Officer fee	1,314	152
Accrued expenses	22,836	2,466
Total liabilities	14,198,842	181,911
NET ASSETS	$248,141,852	$27,923,242
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$240,063,621	$27,746,350
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	7,749,216	2,131,492
Net asset value, offering and redemption price per share	$30.98	$13.02
Advisor Class
Net assets applicable to shares outstanding	$8,078,231	$176,892
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	260,135	13,620
Net asset value, offering and redemption price per share	$31.05	$12.99
COMPONENTS OF NET ASSETS
Paid-in capital	$166,091,993	$22,391,420
Undistributed net investment income	—	8,313
Accumulated net realized loss on investments	(95,705)	(49,292)
Net unrealized appreciation on investments	82,145,564	5,572,801
Net assets	$248,141,852	$27,923,242
[1] Includes loaned securities with a market value of	$12,371,410	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Year Ended December 31, 2007

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld of $19,725 and $3,864, respectively)	$3,597,438	$696,851
Interest	311,027	43,571
Securities lending	451,696	—
Other income	—	10
Total income	4,360,161	740,432
Expenses
Advisory fees (Note 3)	2,728,875	309,476
Distribution fees – Investor Class (Note 5)	662,802	76,855
Transfer agent fees and expenses (Note 3)	323,791	72,371
Administration fees (Note 3)	261,903	71,895
Fund accounting fees (Note 3)	77,556	48,106
Reports to shareholders	67,099	4,569
Registration expense	43,954	28,487
Professional fees	41,260	25,903
Custody fees (Note 3)	24,894	6,346
Insurance	20,849	4,583
Miscellaneous	18,991	3,260
Trustee fees	16,673	5,424
Chief Compliance Officer fee (Note 3)	7,674	408
Total expenses	4,296,321	657,683
Less: Expenses reimbursed by advisor (Note 3)	(249,714)	(45,435)
Net expenses	4,046,607	612,248
Net investment income	313,554	128,184
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain on investments	21,238,154	1,030,665
Net change in unrealized depreciation on investments	(10,019,361)	(462,458)
Net realized and unrealized gain on investments	11,218,793	568,207
Net increase in net assets resulting from operations	$11,532,347	$696,391

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$313,554	$(876,064)
Net realized gain on investments	21,238,154	5,612,149
Net change in unrealized appreciation/(depreciation) on investments	(10,019,361)	20,613,619
Net increase in net assets resulting from operations	11,532,347	25,349,704

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(376,934)	—
Advisor Class	(34,705)	—
From net realized gain on investments
Investor Class	(22,993,295)	(5,902,729)
Advisor Class	(767,581)	(133,842)
Total distributions to shareholders	(24,172,515)	(6,036,571)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares (a)	(24,245,004)	1,527,589
Total increase/(decrease) in net assets	(36,885,172)	20,840,722

NET ASSETS
Beginning of year	285,027,024	264,186,302
End of year	$248,141,852	$285,027,024
Accumulated net investment income	$—	$—

(a)  A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	December 31, 2007		December 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	1,086,998	$37,773,480	3,393,682	$109,439,174
Shares issued on reinvestment of distributions	710,030	22,380,138	170,624	5,622,162
Shares redeemed*	(2,531,275)	(86,536,428)	(3,754,213)	(119,673,264)
Net decrease	(734,247)	$(26,382,810)	(189,907)	$(4,611,928)
* Net of redemption fees of		$18,317		$44,777

Advisor Class
			April 30, 2006**
	Year Ended		Through
	December 31, 2007		December 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	60,382	$2,087,844	222,970	$6,967,185
Shares issued on reinvestment of distributions	25,405	802,287	4,042	133,428
Shares redeemed*	(22,220)	(752,325)	(30,444)	(961,096)
Net increase	63,567	$2,137,806	196,568	$6,139,517
* Net of redemption fees of		$3,188		$171

**  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	December 31, 2007	December 31, 2006
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$128,184	$150,504
Net realized gain on investments	1,030,665	587,927
Net change in unrealized appreciation/(depreciation) on investments	(462,458)	3,238,294
Net increase in net assets resulting from operations	696,391	3,976,725

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	(129,258)	(150,205)
Advisor Class	(1,413)	(4,956)
From net realized gain on investments
Investor Class	(1,111,417)	(623,814)
Advisor Class	(7,623)	(14,089)
Total distributions to shareholders	(1,249,711)	(793,064)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived from net change in outstanding shares (a)	(2,365,477)	1,708,033
Total increase/(decrease) in net assets	(2,918,797)	4,891,694

NET ASSETS
Beginning of year	30,842,039	25,950,345
End of year	$27,923,242	$30,842,039
Accumulated net investment income	$8,313	$10,783

(a)  A summary of share transactions is as follows:

Investor Class
	Year Ended		Year Ended
	December 31, 2007		December 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	326,504	$4,566,060	574,169	$7,307,836
Shares issued on reinvestment of distributions	90,536	1,200,506	55,517	740,038
Shares redeemed*	(548,158)	(7,631,292)	(549,106)	(6,988,971)
Net increase/(decrease)	(131,118)	$(1,864,726)	80,580	$1,058,903
* Net of redemption fees of		$2,945		$4,935

Advisor Class
			April 30, 2006**
	Year Ended		Through
	December 31, 2007		December 31, 2006
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	13,818	$187,487	50,386	$648,770
Shares issued on reinvestment of distributions	630	8,338	630	8,390
Shares redeemed	(51,247)	(696,576)	(597)	(8,030)
Net increase/(decrease)	(36,799)	$(500,751)	50,419	$649,130
* Net of redemption fees of		$107		$—

**  Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each year

Investor Class
	Year Ended December 31,
	2007	2006	2005	2004	2003
Net asset value, beginning of year	$32.84	$30.46	$28.44	$24.56	$13.80

Income from investment operations:
Net investment income/(loss)	0.04 ^	(0.09) ^	(0.17) ^	(0.11)	(0.07)
Net realized and unrealized gain on investments	1.34	3.16	3.30	3.98	10.81
Total from investment operations	1.38	3.07	3.13	3.87	10.74

Less distributions:
From net investment income	(0.05)	—	—	—	—
From net realized gain on investments	(3.19)	(0.70)	(1.12)	(0.01)	—
	(3.24)	(0.70)	(1.12)	(0.01)	—

Redemption fees retained	0.00 ^#	0.01 ^	0.01 ^	0.02	0.02

Net asset value, end of year	$30.98	$32.84	$30.46	$28.44	$24.56

Total return	4.05%	10.09%	11.06%	15.83%	77.97%

Ratios/supplemental data:
Net assets, end of year (thousands)	$240,064	$278,559	$264,186	$259,307	$180,380
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.58%	1.62%	1.63%	1.61%	1.79%
After expense reimbursement/recoupment	1.49%	1.62%	1.63%	1.61%	1.79%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement/recoupment	0.02%	(0.29%)	(0.57%)	(0.41%)	(0.74%)
After expense reimbursement/recoupment	0.11%	(0.29%)	(0.57%)	(0.41%)	(0.74%)
Portfolio turnover rate	1.70%	17.75%	3.84%	24.59%	13.64%

^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
		April 30, 2006*
	Year Ended	Through
	December 31, 2007	December 31, 2006
Net asset value, beginning of period	$32.90	$33.42

Income from investment operations:
Net investment income/(loss)	0.13 ^	(0.06	)^
Net realized and unrealized gain on investments	1.34	0.24
Total from investment operations	1.47	0.18

Less distributions:
From net investment income	(0.14)	—
From net realized gain on investments	(3.19)	(0.70)
	(3.33)	(0.70)

Redemption fees retained	0.01 ^	0.00	^#

Net asset value, end of period	$31.05	$32.90

Total return	4.35%	0.52	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$8,078	$6,468
Ratio of expenses to average net assets:
Before expense reimbursement	1.33%	1.45	%**
After expense reimbursement	1.24%	1.45	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.28%	(0.28	%)**
After expense reimbursement	0.37%	(0.28	%)**
Portfolio turnover rate	1.70%	17.75	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
				September 30, 2004*
	Year Ended December 31,			Through
	2007	2006	2005	December 31, 2004
Net asset value, beginning of period	$13.33	$11.89	$11.06	$10.00

Income from investment operations:
Net investment income	0.06 ^	0.07 ^	0.04 ^	0.02
Net realized and unrealized gain on investments	0.23	1.72	0.83	1.06
Total from investment operations	0.29	1.79	0.87	1.08

Less distributions:
From net investment income	(0.06)	(0.07)	(0.03)	(0.02)
From net realized gain on investments	(0.54)	(0.28)	(0.02)	—
	(0.60)	(0.35)	(0.05)	(0.02)

Redemption fees retained	0.00 ^#	0.00 ^#	0.01 ^	0.00#

Net asset value, end of period	$13.02	$13.33	$11.89	$11.06

Total return	2.13%	15.05%	7.95%	10.77	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$27,746	$30,171	$25,950	$16,144
Ratio of expenses to average net assets:
Before expense reimbursement	2.12%	2.07%	2.13%	2.84	%**
After expense reimbursement	1.98%	1.98%	1.98%	1.98	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.27%	0.43%	0.17%	(0.14	%)**
After expense reimbursement	0.41%	0.52%	0.33%	0.75	%**
Portfolio turnover rate	4.49%	7.77%	8.83%	1.57	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
		April 30, 2006*
	Year Ended	Through
	December 31, 2007	December 31, 2006
Net asset value, beginning of period	$13.32	$13.18

Income from investment operations:
Net investment income	0.08 ^	0.10	^
Net realized and unrealized gain on investments	0.22	0.42
Total from investment operations	0.30	0.52

Less distributions:
From net investment income	(0.10)	(0.10)
From net realized gain on investments	(0.54)	(0.28)
	(0.64)	(0.38)

Redemption fees retained	0.01 ^	0.00	^#

Net asset value, end of period	$12.99	$13.32

Total return	2.26%	3.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$177	$671
Ratio of expenses to average net assets:
Before expense reimbursement	1.87%	1.86	%**
After expense reimbursement	1.73%	1.73	%**
Ratio of net investment income to average net assets:
Before expense reimbursement	0.44%	1.00	%**
After expense reimbursement	0.58%	1.13	%**
Portfolio turnover rate	4.49%	7.77	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2007

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ Transfer Agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2007, Continued

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective June 30, 2007, the Funds adopted FIN 48.  Management of the Funds has reviewed the tax positions in open tax years 2004 to 2007 and has determined that the adoption of FIN 48 had no impact on either Fund’s net assets or results of operations.

C.
Security Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting  These reclassifications have no effect on net assets or net asset value per share.  For the year ended December 31, 2007, the Al Frank Fund decreased net investment loss by $98,085, decreased net realized loss by $496,132 and decreased paid-in capital by $594,217.

F.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.
Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for less than 60 days.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.
New Accounting Pronouncement:  In September 2006, FASB issued FASB Statement No. 157, “Fair Value Measurement” (“SFAS 157”), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements.  SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.  The Funds believe the adoption of SFAS 157 will have no material impact on their financial statements.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the year ended December 31, 2007, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2007, Continued

annual rate of 1.00% based upon the average daily net assets of each Fund. For the year ended December 31, 2007, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $2,728,875 and $309,476, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the year ended December 31, 2007, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Prior to January 1, 2007, the Al Frank Fund’s Investor Class aggregate annual operating expenses were limited to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses were limited to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended December 31, 2007, the Advisor reduced its fees and absorbed Fund expenses in the amount of $249,714 and $45,435 for the Al Frank Fund and Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2010	$249,714	2009	$86,373
		2010	45,435
			$131,808

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the year ended December 31, 2007, the Al Frank Fund and the Al Frank Dividend Value Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$261,903	$71,895
Fund accounting	77,556	48,106
Transfer agency	241,566	62,717
Custody	24,894	6,346

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2007, Continued

For the year ended December 31, 2007, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $7,674 and $408, respectively, of the Chief Compliance Officer fee.

NOTE 4 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of December 31, 2007 amounted to $756,800 representing 0.30% of net assets. Transactions during the year ended December 31, 2007 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$454,448
Purchase Cost	—
Sales Cost	—
Ending Cost	$454,448
Ending Shares	440,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

NOTE 5 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the year ended December 31, 2007, the Al Frank Fund Investor Class and the Al Frank Dividend Value Fund Investor Class paid the Distribution Coordinator $662,802 and $76,855, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $4,518,944 and $47,164,531, respectively.

For the year ended December 31, 2007, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $1,343,560 and $4,025,081, respectively.

NOTE 7 – LINE OF CREDIT

The Al Frank Fund and Al Frank Dividend Value Fund have lines of credit in the amounts of $25,000,000 and $8,400,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank, N.A.  During the year ended December 31, 2007, the Funds did not draw upon the lines of credit.

NOTE 8 – SECURITIES LENDING

Effective September 8, 2006 the Al Frank Funds entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Funds are authorized to loan securities to the borrower.  In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at December 31, 2007, Continued

term instruments as noted in the Schedules of Investments.  Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.  The agreement provides that the Funds receive a guaranteed amount in securities lending revenue annually. Effective January 3, 2007, the Al Frank Dividend Value Fund is excluded from this agreement.

As of December 31, 2007, the Al Frank Fund had loaned securities which were collateralized by cash.  The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.

As of December 31, 2007, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value
of Securities
Loaned	Collateral
$12,371,410	$12,655,189

NOTE 9 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts, wash sale losses deferred, and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the years ended December 31, 2007 and December 31, 2006 for the Funds was as follows:

	Al Frank Fund		Al Frank Dividend Value Fund
	2007	2006	2007	2006
Ordinary income	$969,937	$—	$165,226	$332,546
Long-term capital gains	23,202,578	6,036,571	1,084,485	460,518

Ordinary income distributions may include dividends paid from short-term capital gains.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code section 852(b)(3), the amount necessary to reduce the earnings and profits for the Funds related to net capital gains to zero for the tax year ended December 31, 2007.

As of December 31, 2007, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments	$178,870,303	$22,402,144
Gross tax unrealized appreciation	$104,306,726	$7,955,113
Gross tax unrealized depreciation	(22,256,867)	(2,382,312)
Net tax unrealized appreciation	$82,049,859	$5,572,801
Undistributed ordinary income	$—	$8,321
Undistributed long-term capital gains	—	6,338
Total distributable earnings	$—	$14,659
Other accumulated gains/(losses)	$—	$(55,638)
Total accumulated earnings/(losses)	$82,049,859	$5,531,822

At December 31, 2007, the Al Frank Dividend Value Fund deferred on a tax basis post-October losses of $55,638.

Al Frank Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of:
Al Frank Fund
Al Frank Dividend Value Fund

We have audited the accompanying statements of assets and liabilities of the Al Frank Fund and Al Frank Dividend Value Fund, each a series of Advisors Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and with respect to the Al Frank Fund, the financial highlights for each of the five years in the period then ended, and with respect to the Al Frank Dividend Value Fund, the financial highlights for each of the three years in the period then ended and for the period September 30, 2004 to December 31, 2004.  These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the above mentioned series of the Advisor Series Trust, as of  December 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for the periods referred to above,  in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 28, 2008

Al Frank Funds

NOTICE TO SHAREHOLDERS at December 31, 2007 (Unaudited)

For the year ended December 31, 2007, the Al Frank Fund designated $969,937 and the Al Frank Dividend Value Fund designated $165,226 as ordinary income for purposes of the dividends paid deduction.  For the year ended December 31, 2007, the Al Frank Fund designated $23,202,578 and the Al Frank Dividend Value Fund designated $1,084,485 as long-term capital gains for purposes of the dividends paid deduction.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue section 871(k)(2)(C) for the Al Frank Fund and the Al Frank Dividend Value Fund is 57.56% and 20.91%, respectively.

For the year ended December 31, 2007, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from net investment income designated as qualified dividend income for the Al Frank Fund and the Al Frank Dividend Value Fund was 100% and 100%, respectively.

For corporate shareholders in the Al Frank Fund and the Al Frank Dividend Value Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2007 was 100% and 100%, respectively.

How to Obtain a Copy of the Funds’ Proxy Voting Policies
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) Web site at sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended
June 30, 2007
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s Web site at sec.gov.

Quarterly Filings on Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s Web site at sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Funds.  Officers elected by the Trustees manage the day-to-day operations of the Funds and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Age Address Position held with Funds Principal Occupation(s) and other Directorships during past five years	Trustee of Funds Since*	Number of Portfolios Overseen in Fund Complex**

Walter E. Auch, Age 86	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Management Consultant, formerly Chairman, CEO of Chicago Board Options
Exchange and former President of Paine Webber.
Other Directorships: Sound Surgical Technologies, LLC,
Consulting Group Capital Markets Funds (Smith Barney) (11 portfolios)
and The UBS Funds (57 portfolios).
James Clayburn LaForce, Age 79	2002	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden Funds (21 portfolios), The Metzler/Payden
Investment Group (6 portfolios), and Arena Pharmaceuticals.
Donald E. O’Connor, Age 71	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly Financial Consultant, Executive Vice President and Chief Operating
Officer of ICI Mutual Insurance Company (until January 1997).
Other Directorships: The Forward Funds (16 portfolios).
George J. Rebhan, Age 73	2002	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Retired; formerly President, Hotchkis and Wiley Funds (mutual funds)
from 1985 to 1993.
Trustee: E*Trade Funds (6 portfolios).
George T. Wofford III, Age 68	1997	2
615 E. Michigan Street
Milwaukee, WI 53202
Trustee
Senior Vice President, Federal Home Loan Bank of San Francisco.
Other Directorships: None.

Al Frank Funds

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

OFFICERS

Name, Age Address Position held with Funds Principal Occupation(s) and other Directorships during past five years	Trustee of Funds Since*	Number of Portfolios Overseen in Fund Complex**

Jeanine M. Bajczyk, Age 42	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Vice President and Counsel, U.S. Bancorp Fund Services, LLC (since May 2006);
Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006);
Senior Counsel, Strong Financial Corporation (January 2002 to April 2005).
Douglas G. Hess, Age 40	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
President
Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).
Cheryl L. King, Age 46	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since October 1998).
Joe D. Redwine, Age 60	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Chairman
President, Chief Executive Officer, U.S. Bancorp Fund
Services, LLC (since May 1991).
Robert M. Slotky, Age 60	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Vice President, Chief Compliance Officer, AML Officer
Vice President, U.S. Bancorp Fund Services, LLC, (since July 2001); formerly Senior
Vice President, Investment Company Administration, LLC (May 1997 to July 2001).

*	The term for each Trustee is indefinite.
**
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds. The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment adviser with any other series.

The Statement of Additional Information includes additional information about the Funds’ trustees and officers and is available, without charge, upon request by calling 888.263.6443.

Al Frank Funds

BOARD APPROVAL OF ADVISORY AGREEMENTS

At a meeting held on December 12, 2007, the Board, all of whom are independent and not interested persons of any advisor, the Distributor or any major service provider to the Funds, considered and approved the continuance of the Advisory Agreements for the Al Frank Fund and Al Frank Dividend Value Fund for an additional one-year term.  Prior to the meeting, the Independent Trustees had requested detailed information from the Advisor and the Administrator regarding the Funds.  This information, together with the information provided to the Independent Trustees since each Fund’s inception, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of certain factors considered by the Board and the conclusions thereto that formed the basis for the Board approving the continuance of the Advisory Agreements:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENTS.  The Board considered the Advisor’s specific responsibilities in all aspects of the day-to-day investment management of the Funds.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of the key personnel at the Advisor involved in the day-to-day activities of the Funds, including administration, marketing and compliance.  The Board noted the Advisor’s commitment to responsible Fund growth.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the relationship between the Advisor and the Board, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior two years the Board had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its obligations under the Advisory Agreements and that the nature, overall quality, cost and extent of such investment advisory services were satisfactory.

2.
EACH FUND’S HISTORICAL YEAR-TO-DATE PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees reviewed the short-term and long-term performance of the Funds on both an absolute basis and in comparison to its peer group, as compiled by Lipper, Inc. (an independent ranking and analytical organization that had independently selected funds that Lipper believed were appropriate for comparison purposes), and the Funds’ benchmark index or indices.

Al Frank Fund. The Board noted the Fund’s year-to-date, one-year, three-year, five-year, and since inception performance returns for the periods ended October 31, 2007.  In particular, the Board noted that the Fund’s performance for the above periods was above the median of its peer group.  The Fund also outperformed two of its benchmark indices, the S&P 500® Index and the Russell 2000® Index, for the same periods, and its third benchmark index, the Dow Jones Wilshire 5000 Index for the 3-year, 5-year and since inception periods.  The Fund, however, slightly underperformed this third index for the year-to-date and one-year periods ended October 31, 2007.  The Board also noted that the Fund was ranked in the first quartile among its peer group for the five-year and since inception performance periods ended October 31, 2007.  The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the year they had met with the Advisor in person to discuss various performance topics and had been satisfied with the Advisor’s reports. The Board concluded that the Advisor’s performance overall was satisfactory under current market conditions.

Al Frank Dividend Value Fund.  The Board noted that the Fund’s performance for the year-to-date, one-year and three-year periods ended  October 31, 2007, was above the median of its peer group but below two of its benchmark indices, the S&P 400 MidCap Index and the S&P 500® Index for the same periods as well as the since inception period ended October 31, 2007.  With respect to the third benchmark index, the Dow Jones Wilshire 5000 Index, the Fund outperformed for the three-year and five-year periods but underperformed for the year-to-date and one-year periods ended October 31, 2007.  The Board also noted that the Fund was ranked in the second quartile among its peer group for the year-to-date, one-year and three-year performance periods ended

Al Frank Funds

BOARD APPROVAL OF ADVISORY AGREEMENTS, Continued

October 31, 2007.  The Board considered these comparisons helpful in its assessment as to whether the Advisor was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations and restrictions.  The Trustees also noted that during the course of the prior year they had met with the Advisor in person to discuss various performance topics regarding the Fund and had been satisfied with the Advisor’s reports. The Board concluded that the Advisor’s performance overall was satisfactory under current market conditions.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEES UNDER THE ADVISORY AGREEMENTS.  In considering the advisory fee and total fees and expenses of the Funds, the Board reviewed and compared each Fund’s fees and expenses to those funds in their respective peer group, as well as the fees and expenses for similar types of accounts managed by the Advisor.

Al Frank Fund.  The Board noted that both the Fund’s gross contractual and net investment advisory fees were higher than the peer group average.  The Board also considered the Fund’s total expense ratio noting that the Advisor had agreed to cap its annual expense ratio at 1.49% for the Investor Class Shares and 1.24% for the Advisor Class Shares, representing a decrease from 1.98% and 1.73%, respectively from the prior fiscal year.  The Trustees noted that the Fund’s Investor Class total expense ratio was above its peer group average while the Advisor Class total expense ratio was below the peer group average, after considering expense waivers.  The Board further noted that the Fund had consistently and clearly disclosed to shareholders the expense ratio that shareholders should expect to experience and the Advisor had honored its agreement to cap expenses.  The Board concluded that the expense structure was in line with the fees charged by the Advisor to its other investment management clients and were not excessive.  It was noted that the Fund’s Investor Class Rule 12b-1 fees of 0.25% were at an acceptable level.  The Board concluded that the fee paid to the Advisor was fair and reasonable in light of comparative performance and expense and advisory fee information.

Al Frank Dividend Value Fund.  The Board noted that both the Fund’s gross and net investment advisory fees were above the peer group average.  The Board also considered the total expense ratio for the Fund noting that the Advisor had agreed to cap its annual expense ratio at 1.98% for Investor Class Shares and 1.73% for Advisor Class Shares. The Trustees noted that the Fund’s Investor Class and Advisor Class total expense ratios were above their peer group average, after considering expense waivers. The Board further noted that the Fund had consistently and clearly disclosed to shareholders the expense ratio that shareholders should expect to experience and the Advisor had honored its agreement to cap expenses.  The Board reviewed the contractual rate of the advisory fee and concluded that the advisory fee was not excessive. The Board noted that the Fund’s Investor Class Rule 12b-1 fees of 0.25% were at an acceptable level.  The Board considered the fees charged by the Advisor to its other investment management clients, recognizing that, due to different account characteristics, the Advisor’s expense structure for some accounts would be different from that of the Fund.  After taking into account this information and considering all waivers and reimbursements, the Board concluded that the advisory fee was fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether the Funds were experiencing economies of scale and concluded that the Funds were experiencing modest economies of scales which were reflected in lower expenses and each Fund was expected to realize additional economies of scale as Fund assets continued to grow, even though certain Fund expenses would increase with asset growth and assets had to grow beyond the point where subsidization from the Advisor was no longer necessary and/or had been recaptured.  The Board therefore determined to revisit the issue of economies of scale at a future date.  The Board also noted that, although the Funds did not have advisory fee breakpoints, current asset levels did not warrant the introduction of breakpoints.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Advisor’s financial information and took into account both the direct and indirect benefits to the Advisor from advising the Funds.  The Board considered that the Advisor benefits from positive reputational value in advising the Funds.  The Board noted that the Advisor had waived a portion of its advisory fee for the Funds.  After its review, the Board determined that

Al Frank Funds

BOARD APPROVAL OF ADVISORY AGREEMENTS, Continued

there was currently profitability to the Advisor from the Advisory Agreements but did not consider the Advisor’s profits excessive.  The Board concluded that the Advisor had adequate resources to adequately support the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreements; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Advisor, including advisory fees, was fair and reasonable to the Funds, and that each Fund’s shareholders were receiving reasonable value in return for the advisory fees paid.  The Board (including a majority of the Independent Trustees) therefore determined that the continuance of the Advisory Agreements was in the best interests of the Funds and their shareholders.

(This Page Intentionally Left Blank.)

Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, CA  92651
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank, N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, CA  94105

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee.  At this time, the registrant believes that the business experience and financial literacy provided by each member of the audit committee collectively offers the registrant adequate oversight given the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/07	FYE 12/31/06
Audit Fees	$39,300	$37,700
Audit-Related Fees	N/A	N/A
Tax Fees	$5,200	$4,800
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/07	FYE 12/31/06
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fourth fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
  Douglas G. Hess, President

Date  3/4/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date  3/4/2008

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  3/4/2008

* Print the name and title of each signing officer under his or her signature.